Weighted-Average Assumptions Used for Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	4 years 3 months	4 years 3 months	4 years 3 months
Risk-free interest rate	1.24%	1.25%	1.35%
Expected volatility	18.65%	20.96%	22.07%
Expected dividend yield	2.54%	2.29%	1.69%
Grant date fair value	$ 16.37	$ 17.17	$ 15.75